Interest-bearing loans and borrowings - Unsecured related party loan (Details)							1 Months Ended	12 Months Ended
	Apr. 09, 2024 USD ($)	Nov. 08, 2023 USD ($) $ / shares	Sep. 26, 2023 $ / shares	Apr. 12, 2023 $ / shares	Mar. 11, 2022 $ / shares	Jan. 11, 2022 $ / shares	Oct. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 € / shares	Oct. 31, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Feb. 12, 2024 USD ($)	Dec. 31, 2023 € / shares	Dec. 27, 2023 USD ($)	Dec. 31, 2022 € / shares	Jun. 24, 2022 € / shares
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 54,935,000												$ 41,315,000	$ 5,000,000	$ 9,000,000
Borrowings, interest rate															9.50%
Par value per share | € / shares											€ 0.01					€ 0.01		€ 0.02	€ 0.01
Share price per ADS (usd per share) | $ / shares			$ 7.075	$ 5.15	$ 7.50	$ 11.75
Interest on loans								$ 22,465,000	$ 9,584,000	$ 8,146,000
Debt amendments	$ 294,000							(13,952,000)	(247,000)	$ (476,000)
Gains (losses) on financial liabilities at fair value through profit or loss								13,260,000
Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														40.00%
Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														12.00%
Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Par value per share | $ / shares			$ 0.7075	$ 0.515
Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Share price per ADS (usd per share) | $ / shares		$ 3.03
Security Purchase Agreement | Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Par value per share | $ / shares		0.7575
Security Purchase Agreement | Ordinary Shares And ADS
Disclosure of detailed information about borrowings [line items]
Par value per share | $ / shares		$ 0.01
Convertibles Notes Nokomis & Lynrock
Disclosure of detailed information about borrowings [line items]
Interest on loans								$ 3,791,000
Unsecured related party loan
Disclosure of detailed information about borrowings [line items]
Interest on loans									$ 127,000
Unsecured related party loan | Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 6,000,000.0
Borrowings, interest rate		9.50%
Unsecured related party loan | Second Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 6,000,000										$ 19,300,000			$ 12,000,000		$ 3,000,000
Borrowings, interest rate																	9.50%
Unsecured related party loan | Second Security Purchase Agreement | Renesas Electronics Corporation
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings							$ 19,266,000
Loan Principal Repaid												18,000,000
Accrued Interest Paid												2,000,000
Unsecured related party loan | Second Security Purchase Agreement | 272 Capital Fund LP
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings							$ 7,000,000
Loan Principal Repaid												5,000,000
Accrued Interest Paid												$ 1,266,000